SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common Stock of Cablevision (Details)	12 Months Ended
	Dec. 31, 2016 Vote shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Ending Balance	100
CNYG Class A Common Stock | Cablevision Systems Corporation And Subsidiaries
Common Stock of Cablevision [Abstract]
Number of votes per share of common stock | Vote	1
Number of shares of common stock issued upon conversion (in shares)	1
Percentage of Board of Directors stockholders are entitled to elect (in hundredths)	25.00%
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	222,572,210	220,219,935	213,598,590
Employee and non-employee director stock transactions (in shares)	(185,276)	2,352,275	6,621,345
Common Stock, Shares, Outstanding, Ending Balance	222,386,934	222,572,210	220,219,935
CNYG Class B Common Stock | Cablevision Systems Corporation And Subsidiaries
Common Stock of Cablevision [Abstract]
Number of votes per share of common stock | Vote	10
Number of shares of common stock converted (in shares)	1
Common Stock Outstanding [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	54,137,673	54,137,673	54,137,673
Common Stock, Shares, Outstanding, Ending Balance	54,137,673	54,137,673	54,137,673